Income Tax - Summary Of Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Balance at beginning of the year	¥ 183,445	$ 26,597	¥ 120,291	¥ 100,633
Additions	61,246	8,880	63,154	19,658
Balance at end of the year	¥ 244,691	$ 35,477	¥ 183,445	¥ 120,291